UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
CORPORATE BONDS & NOTES—78.7%
Airlines—4.3%
	American Airlines, Inc.,
$1,135	6.978%, 10/1/12	Ba1/BBB+	$1,050,328
1,000	7.858%, 4/1/13	Ba1/BBB	875,000
	Continental Airlines, Inc.,
10,000	6.503%, 12/15/12	Baa2/BBB+	8,700,000
745	6.545%, 8/2/20	Baa2/A-	633,268
3,035	7.056%, 3/15/11	Baa2/A-	2,928,775
2,200	9.798%, 4/1/21	Ba1/BB-	1,517,771
296	Delta Air Lines, Inc., 6.619%, 9/18/12	NR/BBB	268,956
9,473	Northwest Airlines, Inc., 7.15%, 4/1/21, (MBIA)	Baa1/AA	6,726,112
2,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(b)(c)	NR/A-	2,072,500
	United Air Lines, Inc.,
1,512	7.336%, 1/2/21 (a)(c)	B1/B+	846,933
378	10.36%, 11/13/12 (b)(d)	NR/NR	1,945
			25,621,588
Automotive—0.1%
1,500	Ford Motor Co., 9.98%, 2/15/47	Ca/CCC-	307,500

Banking—22.4%
	American Express Bank FSB,
4,900	0.449%, 4/26/10, FRN	NR/A	4,549,219
6,000	5.50%, 4/16/13	A1/A+	5,740,314
5,000	5.55%, 10/17/12	A1/A+	4,805,330
3,100	ANZ National International Ltd., 6.20%, 7/19/13 (a)(c)	Aa2/AA	3,007,205
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12, FRN (f)	Baa1/A-	2,149,945
	Bank of America Corp., FRN (f),
24,000	8.00%, 1/30/18	Baa1/A-	12,724,560
11,700	8.125%, 5/15/18	Baa1/A-	6,085,638
1,150	BankAmerica Capital II, 8.00%, 12/15/26	A2/A-	880,036
	Barclays Bank PLC, FRN (a)(c)(f),
4,600	7.434%, 12/15/17	Aa3/A	2,162,598
9,700	7.70%, 4/25/18	Aa2/A+	5,281,087
	BNP Paribas, FRN (f),
6,900	5.186%, 6/29/15 (a)(c)	Aa3/A+	3,134,567
4,700	7.195%, 6/25/37 (a)(c)	Aa3/A+	2,587,914
€350	7.781%, 7/2/18	Aa3/AA-	300,512
$5,000	Colonial Bank, 9.375%, 6/1/11 (a)(b)	Baa2/BBB-	3,113,350
2,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(c)(f)	Aa3/A+	1,309,959
2,800	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(c)(f)	Aa3/A	995,436
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(c)(f)	A1/A-	1,089,340
	HBOS PLC (a)(c),
3,500	5.375%, 11/1/13, FRN (f)	Aa3/A-	1,217,678
2,000	6.75%, 5/21/18	Aa3/A	1,769,120
	HSBC Capital Funding L.P., FRN (f),
3,900	4.61%, 6/27/13 (a)(c)	A1/A	1,874,059
1,000	10.176%, 6/30/30	A1/A	872,522
	HSBC Holdings PLC,
6,450	6.50%, 5/2/36	Aa3/A+	5,902,563
2,100	6.50%, 9/15/37	Aa3/A+	1,921,418
3,000	JPMorgan Chase Bank N.A. 2.326%, 6/13/16, FRN	Aa2/NR	2,258,094

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
Banking (continued)
$1,500	Keycorp, 6.50%, 5/14/13	A2/A-	$1,443,141
	Lloyds Banking Group PLC (a)(b)(c)(f),
4,000	6.413%, 10/1/35	NR/NR	795,716
3,500	6.657%, 5/21/37, FRN	NR/NR	661,742
1,000	Lloyds TSB Group PLC, 6.267%, 11/14/16, FRN (a)(c)(f)	Aa3/A-	248,429
3,060	Marshall & Ilsley Bank, 5.00%, 1/17/17	A1/BBB+	2,105,962
2,300	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(c)(f)	Aa2/AA	1,214,250
4,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(c)(f)	Aa2/AA	2,416,435
8,500	RBS Capital Trust III, 5.512%, 9/30/14, FRN (f)	A3/BB	1,854,717
	Royal Bank of Scotland Group PLC (f),
10,700	6.99%, 10/5/17, FRN (a)(c)	A3/BB	2,997,616
6,500	7.648%, 9/30/31, FRN	A3/BB	1,886,300
2,480	Sovereign Bank, 4.903%, 8/1/13, FRN	Baa2/BBB	1,894,405
12,350	State Street Capital Trust III, 8.25%, 3/15/11, FRN (f)	A2/A-	9,465,853
5,700	USB Capital IX, 6.189%, 4/15/11, FRN (f)	A1/A+	2,394,958
2,200	Wachovia Bank N.A., 2.326%, 3/15/16, FRN	Aa2/AA	1,593,550
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11, FRN (f)	A1/A+	6,173,517
2,100	Wachovia Corp., 5.75%, 2/1/18	Aa3/AA	2,067,433
14,000	Wells Fargo & Co., 7.98%, 3/15/18, FRN (f)	NR/A+	9,170,000
7,200	Wells Fargo Capital X, 5.95%, 12/15/36	A1/A+	5,404,025
7,000	Zions Bancorporation, 6.00%, 9/15/15	Baa1/BBB	5,190,003
			134,710,516
Energy—1.3%
2,000	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	1,690,000
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,010,102
4,300	Energy Transfer Partners L.P., 7.50%, 7/1/38	Baa3/BBB-	3,646,237
500	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(c)	Baa3/BB	438,524
			7,784,863
Financial Services—29.9%
	American General Finance Corp.,
1,000	4.00%, 3/15/11	Baa1/BBB	487,047
1,000	4.625%, 9/1/10	Baa1/BBB	594,204
2,200	5.40%, 12/1/15	Baa1/BBB	968,361
3,000	6.90%, 12/15/17	Baa1/BBB	1,345,587
3,600	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa3/A+	3,774,816
3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (f)	NR/BB	1,385,409
2,958	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(c)	Baa3/BBB-	3,064,670
	CIT Group, Inc.,
2,000	1.399%, 4/27/11, FRN (i)	Baa2/BBB+	1,577,176
1,750	2.219%, 3/12/10, FRN	Baa2/BBB+	1,557,855
2,850	4.25%, 2/1/10	Baa2/BBB+	2,621,490
€2,000	4.25%, 3/17/15	Baa2/BBB+	1,717,786
€5,150	5.00%, 5/13/14	Baa2/BBB+	4,517,014
$400	5.20%, 11/3/10	Baa2/BBB+	349,918
1,750	5.60%, 11/2/11	Baa2/BBB+	1,447,824
700	5.80%, 7/28/11	Baa2/BBB+	585,248
2,850	7.625%, 11/30/12	Baa2/BBB+	2,386,613
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A3/BBB	5,195,200
	Citigroup, Inc.,
4,300	6.125%, 11/21/17	A2/A	3,890,563

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
Financial Services (continued)
$2,800	6.125%, 5/15/18	A2/A	$2,541,364
2,000	6.125%, 8/25/36	A3/A-	1,413,628
11,700	8.40%, 4/30/18, FRN (f)	Baa3/BB	4,287,816
	Ford Motor Credit Co. LLC,
2,000	4.01%, 1/13/12, FRN	Caa1/CCC+	1,242,500
3,000	8.00%, 12/15/16	Caa1/CCC+	1,796,922
1,500	8.625%, 11/1/10	Caa1/CCC+	1,199,701
8,500	9.875%, 8/10/11	Caa1/CCC+	6,324,620
1,000	12.00%, 5/15/15	Caa1/B	739,926
	General Electric Capital Corp., FRN,
10,100	6.375%, 11/15/67	Aa1/AA+	6,550,264
£500	6.50%, 9/15/67 (a)(c)	Aa1/AA+	432,027
	General Motors Acceptance Corp. LLC,
$1,650	6.00%, 12/15/11	C/CCC	1,110,897
3,500	6.75%, 12/1/14	C/CCC	2,011,317
2,500	7.00%, 2/1/12	C/CCC	1,720,618
2,500	8.00%, 11/1/31	C/CCC	1,286,350
	Goldman Sachs Group, Inc.,
7,200	6.15%, 4/1/18	A1/A	6,576,804
4,000	6.25%, 9/1/17	A1/A	3,702,268
4,000	6.45%, 5/1/36	A2/A-	2,939,144
19,000	6.75%, 10/1/37	A2/A-	14,480,964
€250	Green Valley Ltd., 6.329%, 1/10/11, FRN (a)(b)(c)	NR/BB+	310,539
	International Lease Finance Corp.,
$1,225	1.61%, 7/13/12, FRN	Baa1/BBB+	863,196
4,000	1.765%, 7/1/11, FRN	Baa1/BBB+	2,605,500
2,100	4.875%, 9/1/10	Baa1/BBB+	1,744,514
1,000	5.00%, 4/15/10	Baa1/BBB+	870,929
1,000	5.125%, 11/1/10	Baa1/BBB+	817,062
5,800	5.30%, 5/1/12	Baa1/BBB+	4,280,110
5,400	5.40%, 2/15/12	Baa1/BBB+	4,040,118
1,500	5.65%, 6/1/14	Baa1/BBB+	1,048,118
3,000	6.625%, 11/15/13	Baa1/BBB+	2,223,732
	JPMorgan Chase & Co.,
3,600	6.40%, 5/15/38	Aa3/AA-	3,550,352
11,000	7.90%, 4/30/18, FRN (f)	A1/A-	8,380,724
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/18/36)	A1/A-	5,686,979
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/30/36)	A1/A-	3,115,024
13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (d)	NR/NR	1,885,000
3,900	MBNA Capital, 3.993%, 2/1/27, FRN	Aa3/A	1,746,163
€2,700	Merrill Lynch & Co., Inc., 2.375%, 1/31/14, FRN	A1/A+	2,785,117
	Morgan Stanley,
$900	1.536%, 10/18/16, FRN	A2/A	607,150
400	1.698%, 1/9/14, FRN	A2/A	290,733
7,900	5.75%, 8/31/12	A2/A	7,424,460
7,500	5.75%, 10/18/16	A2/A	6,483,908
4,000	6.00%, 4/28/15	A2/A	3,626,468
2,000	6.25%, 8/28/17	A2/A	1,778,836

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
Financial Services (continued)
$1,200	6.625%, 4/1/18	A2/A	$1,098,500
1,896	Preferred Term Securities XIII, 2.421%, 3/24/34, FRN (a)(b)(c)	Aa1/AAA	786,650
4,200	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (a)(c)(f)	Aa2/A+	2,377,805
€1,500	SLM Corp., 4.75%, 3/17/14	Baa2/BBB-	1,225,434
$5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (f)	A1/BBB+	3,038,584
10,100	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (f)	A1/A+	7,246,235
			179,761,851
Food & Beverage—1.4%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	Ba3/B+	1,155,000
9,000	8.00%, 5/1/31	Ba3/B+	6,975,000
			8,130,000
Hotels/Gaming—0.4%
2,419	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(c)(e)	Baa3/BB+	2,295,935

Insurance—5.8%
	American International Group, Inc.,
6,600	1.253%, 10/18/11, FRN	A3/A-	5,304,651
€4,600	2.404%, 4/26/11, FRN	A3/A-	3,933,947
$24,700	8.175%, 5/15/68, FRN (a)(c)	Baa1/BBB	9,181,484
14,700	8.25%, 8/15/18 (a)(c)	A3/A-	12,047,753
£4,000	8.625%, 5/22/68, FRN (b)	Baa1/BBB	1,960,711
$2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(c)	NR/A-	2,270,410
			34,698,956
Metals & Mining—0.9%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	2,344,461
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB-	3,201,607
			5,546,068
Multi-Media—0.8%
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,414,806
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	449,057
2,000	9.125%, 1/15/13	Baa2/BBB+	2,131,382
			4,995,245
Oil & Gas—2.1%
1,000	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	793,038
	Gaz Capital S.A.,
800	6.212%, 11/22/16 (a)(c)	A3/BBB	588,000
4,900	8.625%, 4/28/34	A3/BBB	4,097,527
4,200	Gazprom AG, 9.625%, 3/1/13	A3/BBB	3,969,000
670	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	698,524
750	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	541,795
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,087,794
			12,775,678

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
Paper/Paper Products—0.2%
$1,000	Georgia-Pacific LLC, 8.00%, 1/15/24	B2/B+	$735,000
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(c)	B1/BB-	537,625
			1,272,625
Telecommunications—2.3%
	Embarq Corp.,
3,000	6.738%, 6/1/13	Baa3/BBB-	2,852,613
5,000	7.995%, 6/1/36	Baa3/BBB-	3,959,295
	Qwest Corp.,
2,300	5.246%, 6/15/13, FRN	Ba1/BBB-	1,978,000
5,860	7.20%, 11/10/26	Ba1/BBB-	4,219,200
1,300	Sprint Capital Corp., 6.90%, 5/1/19	Ba2/BB	872,396
			13,881,504
Tobacco—4.7%
3,500	Altria Group, Inc., 9.70%, 11/10/18	Baa1/BBB	3,831,306
	Reynolds American, Inc.,
1,465	6.75%, 6/15/17	Baa3/BBB	1,281,331
8,500	7.25%, 6/1/12	Baa3/BBB	8,234,588
11,000	7.25%, 6/1/13	Baa3/BBB	10,420,014
1,305	7.625%, 6/1/16	Baa3/BBB	1,139,354
4,000	7.75%, 6/1/18	Baa3/BBB	3,521,924
			28,428,517
Utilities—2.1%
1,000	CMS Energy Corp., 2.044%, 1/15/13, FRN	Ba1/BB+	805,000
2,282	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	2,414,974
400	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	355,650
2,000	FirstEnergy Corp., 7.375%, 11/15/31	Baa3/BBB-	1,869,956
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (a)(c)	Baa2/BBB+	1,915,142
3,085	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(c)	Ba2/BB-	2,788,069
2,291	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	2,167,221
			12,316,012
	Total Corporate Bonds & Notes (cost—$603,070,256)		472,526,858

MORTGAGE-BACKED SECURITIES—8.9%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a)(c)	NR/BB+	1,682,309
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
13,630	5.322%, 12/11/49	Aaa/AAA	8,670,494
1,000	5.617%, 10/15/48	Aaa/AAA	759,225
9,440	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	6,466,319
663	GS Mortgage Securities Corp. II, 0.52%, 3/6/20, CMO, FRN (a)(c)	Aaa/AAA	492,570
	JP Morgan Chase Commercial Mortgage Securities Corp., CMO,
1,135	5.399%, 5/15/45	Aaa/AAA	750,806
3,000	5.794%, 2/12/51, VRN	Aaa/AAA	1,900,786
4,150	5.819%, 6/15/49, VRN	Aaa/AAA	2,580,277
5,000	5.882%, 2/15/51, VRN	Aaa/AAA	3,225,944
	LB-UBS Commercial Mortgage Trust, CMO,
560	5.372%, 9/15/39	Aaa/AAA	393,663
18,316	5.424%, 2/15/40	NR/AAA	12,342,134

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
$418	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	0.413%, 9/15/21, CMO, FRN (a)(c)(d)	Aaa/AAA	$323,240
2,805	Merrill Lynch Mortgage Investors, Inc., 6.997%, 12/15/30, CMO, VRN	A3/AA	2,562,576
3,500	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/AAA	2,200,332
	Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(c),
3,821	0.413%, 6/15/20	Aaa/AAA	2,735,124
9,242	0.423%, 9/15/21	Aaa/AAA	6,520,979
247	Washington Mutual Mortgage, 3.053%, 8/25/46, CMO, FRN	Aaa/AAA	88,134
	Total Mortgage-Backed Securities (cost—$52,393,150)		53,694,912

Shares
CONVERTIBLE PREFERRED STOCK—2.4%
Banking—2.3%
16,250	Bank of America Corp., 7.25%, 12/31/49	A2/A-	8,454,063
8,050	Wells Fargo & Co., 7.50%, 12/31/49	A3/A+	5,127,850
			13,581,913

Financial Services—0.0%
2,000	Citigroup, Inc., 6.50%, 12/31/49	Baa3/BBB	30,500

Insurance—0.1%
82,400	American International Group, Inc., 8.50%, 8/1/11	Baa1/NR	741,600
	Total Convertible Preferred Stock (cost—$16,817,181)		14,354,013

Principal
Amount
(000)
SOVEREIGN DEBT OBLIGATION—0.1%
Ukraine—0.1%
$1,000	Republic of Ukraine, 7.65%, 6/11/13 (cost—$1,002,944)	B1/B	510,000

SHORT-TERM INVESTMENTS—9.4%
U.S. Treasury Bills (g)—5.6%
33,530	Zero Coupon-0.98%, 2/12/09-6/11/09 (cost—$33,527,064)		33,506,065

Corporate Notes—3.1%
Banking—0.5%
1,060	American Express Centurion Bank, 0.489%, 11/16/09, FRN	A1/A	1,006,638
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A	1,766,933
			2,773,571
Financial Services—2.6%
3,725	American General Finance Corp., 8.45%, 10/15/09	Baa1/BBB	3,141,169
3,750	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	3,361,699
5,000	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa1/BBB+	4,418,195
5,000	SLM Corp., 1.299%, 7/27/09, FRN	Baa2/BBB-	4,811,955
			15,733,018
	Total Corporate Notes (cost—$18,513,923)		18,506,589

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount
(000)		Value	*
Repurchase Agreements—0.7%
$3,000	Credit Suisse First Boston,
	dated 1/30/09, 0.26%, due
	2/2/09, proceeds $3,000,065;
	collateralized by U.S. Treasury
	Notes, 5.125%, due 6/30/11,
	valued at $3,072,465 including
	accrued interest	$3,000,000
1,200	JPMorgan Chase Bank,
	dated 1/30/09, 0.28%, due
	2/2/09, proceeds $1,200,028;
	collateralized by Fannie Mae
	Discount Notes, 6.625%, due
	9/15/09, valued at $1,222,119
	including accrued interest	1,200,000
	Total Repurchase Agreements (cost—$4,200,000)	4,200,000
	Total Short-Term Investments (cost—$56,240,987)	56,212,654

Contracts/
Notional
Amount
OPTIONS PURCHASED (h)—0.5%
	Call Options—0.4%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
44,100,000	strike rate 4.75%, expires 9/8/09	2,299,639
1,000,000	strike rate 5.00%, expires 8/28/09	57,173
	Euro versus U.S. Dollar (OTC),
2,500,000	strike price $1.37, expires 6/3/10	165,358
2,000,000	strike price $1.38, expires 5/21/10	128,214
		2,650,384

	Put Options—0.1%
	Euro versus U.S. Dollar (OTC),
2,500,000	strike price $1.37, expires 6/3/10	392,802
2,000,000	strike price $1.38, expires 5/21/10	316,362
	Financial Future Euro—90 day,
300	strike price $89.75, expires 3/15/10 (CME)	1,875
360	strike price $90, expires 6/15/09 (CME)	2,250
1,200	strike price $90, expires 12/14/09 (CME)	7,500
90	strike price $91, expires 12/14/09 (CME)	562
200	strike price $91.75, expires 12/14/09 (LIFFE)	1
700	strike price $93.25, expires 3/16/09 (CME)	4,375
190	strike price $94, expires 3/16/09 (LIFFE)	1
	United Kingdom—90 day (LIFFE),
276	strike price $89.50, expires 12/16/09	—
296	strike price $89.625, expires 6/17/09	—
118	strike price $90.50, expires 3/18/09	—
125	strike price $92, expires 3/18/09	—
		725,728
	Total Options Purchased (cost—$970,662)	3,376,112

	Total Investments (cost—$730,495,180)—100.0%	$600,674,549

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last sale price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $89,584,789, representing 14.91% of total investments.
(b)	Illiquid security.
(c)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Security in default.
(e)	Securities with an aggregate value of $2,295,935, representing 0.38% of total investments, have been fair-valued.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated as collateral for futures contracts, options written and swaps.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£— Great British Pound

€—Euro

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.

LIBOR—London Inter-Bank Offered Rate

LIFFE—London International Financial Futures and Options Exchange

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over the Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

Other Investments:

(1)  Futures contracts outstanding at January 31, 2009:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)
Long: Euribor Future	33	$10,389,467	3/18/09	$411,323
Financial Future Euro—90 day	1,200	295,350	12/14/09	6,325,896
Financial Future Euro—90 day	238	58,331	6/14/10	510,669
Financial Future Euro—90 day	314	76,581	12/13/10	(352,575)
United Kingdom—90 day	250	44,244,395	3/15/10	208,148
				$7,103,461

The Fund pledged cash collateral of $2,437,400 for futures contracts.

(2) Credit default swap agreements:

Buy Protection swap agreements outstanding at January 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Paid by Fund	Value (5)	Paid	Appreciation
Bank of America:
Freeport-McMoRan	$3,000	4.505%	12/20/18	(3.99)%	$77,721	$—	$53,448
Goldman Sachs:
ARCO Chemical	1,000	*	6/20/09	(5.00)%	735,000	360,000	368,333
ARCO Chemical	1,500	*	6/20/09	(5.00)%	1,102,500	607,500	485,208
Royal Bank of Scotland:
RadioShack	4,000	2.10%	6/20/13	(1.455)%	100,230	—	93,441
					$2,015,451	$967,500	$1,000,430

Sell Protection swap agreements outstanding at January 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received/(Paid)	(Depreciation)
Barclays Bank:
Citigroup	$3,500	7.134%	12/20/13	5.00%	$(261,054)	$(892,500)	$664,988
Gazprom	4,500	10.803%	7/20/12	0.63%	(1,193,394)	—	(1,192,370)
General Electric	8,800	4.395%	12/20/12	0.63%	(1,074,084)	—	(1,067,616)
GMAC	1,700	14.195%	6/20/09	5.00%	(59,554)	(382,500)	335,696
SLM	2,000	7.558%	12/20/13	5.00%	(174,718)	(250,000)	92,226
Sprint Nextel	2,300	12.763%	6/20/09	7.15%	(48,609)	—	(29,423)
Bear Stearns:
Ford Motor Credit	4,000	18.088%	6/20/10	5.60%	(586,591)	—	(560,458)
BNP Paribas:
Citigroup	9,600	3.093%	12/20/12	0.67%	(793,245)	—	(785,741)
General Electric	1,200	4.08%	12/20/13	4.60%	27,228	—	37,808
General Electric	3,000	4.08%	12/20/13	4.80%	91,846	—	116,246
Royal Bank of Scotland	1,500	1.38%	6/20/13	1.50%	7,656	—	10,281
Royal Bank of Scotland	1,500	1.20%	6/20/13	2.65%	88,961	—	93,598
Citigroup:
American Express	2,700	2.907%	12/20/13	4.25%	151,098	—	173,092
American Express	1,000	2.907%	12/20/13	4.30%	58,042	—	66,284
Bear Stearns	4,100	1.216%	9/20/12	0.48%	(103,874)	—	(101,578)
Citigroup	5,000	7.134%	12/20/13	5.00%	(372,934)	(1,225,000)	881,233
General Electric	3,000	4.08%	12/20/13	4.00%	(3,259)	—	10,741
General Electric	5,000	4.08%	12/20/13	4.25%	44,102	—	68,894
General Electric	4,100	4.08%	12/20/13	4.65%	101,152	—	137,694
General Electric	8,400	4.001%	3/20/14	4.05%	35,074	—	77,599
GMAC	3,500	14.195%	6/20/09	5.00%	(122,611)	(735,000)	638,639
GMAC	5,000	10.403%	6/20/12	1.40%	(1,188,820)	—	(1,180,653)
International Lease Finance	3,000	8.049%	12/20/13	5.00%	(305,905)	(480,000)	199,512
SLM	7,000	7.558%	12/20/13	5.00%	(611,513)	(735,000)	164,320
SLM	1,200	7.558%	12/20/13	5.00%	(104,831)	(147,000)	53,336
SLM	1,700	7.558%	12/20/13	5.00%	(148,510)	(238,000)	105,781
SLM	3,100	7.558%	12/20/13	5.00%	(270,813)	(372,000)	130,034
Credit Suisse First Boston:
Dow Jones CDX IG-10 5 Year Index	3,904	2.151%	6/20/13	1.55%	(92,296)	8,251	(93,483)
Ford Motor Credit	4,200	20.764%	9/20/09	3.79%	(424,199)	—	(405,628)
General Motors	5,000	153.988%	12/20/09	5.00%	(3,522,379)	(2,875,000)	(618,213)
Qwest Capital Funding	7,000	7.961%	12/20/10	4.56%	(397,561)	—	(360,321)
Deutsche Bank:
American International Group	3,400	5.058%	12/20/12	0.90%	(466,533)	—	(462,963)
American International Group	4,000	4.821%	12/20/13	5.00%	28,916	(680,000)	732,249
Brazil	8,500	1.984%	12/20/09	3.05%	80,599	—	114,446
Citigroup	2,000	7.134%	12/20/13	5.00%	(149,173)	(530,000)	399,993
Citigroup	6,000	7.134%	12/20/13	5.00%	(447,521)	(1,260,000)	863,313
Citigroup	5,000	7.134%	12/20/13	5.00%	(372,934)	(1,250,000)	920,122
Dow Jones CDX IG-9 5 Year Index 30-100%	8,751	5.662%	12/20/12	0.68%	70,160	—	77,102
General Electric	3,500	4.08%	12/20/13	3.68%	(48,185)	—	(33,158)
General Electric	5,000	4.08%	12/20/13	4.23%	40,139	—	64,814
General Electric	7,300	4.08%	12/20/13	4.70%	194,564	—	259,372
General Electric	3,500	4.08%	12/20/13	4.70%	93,284	—	124,813
General Electric	6,000	4.08%	12/20/13	4.775%	177,748	—	231,069
General Motors	5,000	153.988%	12/20/09	5.00%	(3,522,379)	(2,850,000)	(643,213)
GMAC	10,500	14.196%	9/20/09	1.50%	(814,357)	—	(795,982)
SLM	3,500	7.558%	12/20/13	5.00%	(305,757)	(490,000)	217,785
SLM	7,000	7.558%	12/20/13	5.00%	(611,513)	(910,000)	355,848
Goldman Sachs:
Citigroup	2,000	3.093%	12/20/12	0.77%	(158,432)	—	(156,636)
Citigroup	1,000	3.093%	12/20/12	0.80%	(78,192)	—	(77,259)
JPMorgan Chase:
Gazprom	9,800	10.803%	7/20/12	0.625%	(2,600,225)	—	(2,598,013)
Mexico	5,000	2.50%	12/20/09	3.00%	22,240	—	41,823
Merrill Lynch & Co.:
American Express	2,400	2.907%	12/20/13	4.40%	149,284	—	169,524
El Paso	2,500	7.628%	6/20/09	0.45%	(69,268)	—	(67,956)
Ford Motor	5,000	63.116%	6/20/13	5.00%	(3,768,328)	(962,500)	(2,776,661)
Ford Motor	3,000	63.116%	6/20/13	5.00%	(2,260,997)	(570,000)	(1,673,497)
Gazprom	5,000	10.803%	7/20/12	0.63%	(1,325,993)	—	(1,324,856)
General Motors	3,000	88.252%	6/20/13	5.00%	(2,394,581)	(570,000)	(1,807,081)
Lyondell Chemical	2,500	*	6/20/09	1.00%	(1,837,500)	—	(1,834,583)
SLM	2,100	7.558%	12/20/13	5.00%	(183,454)	(294,000)	130,671
Vale Overseas	3,000	3.318%	4/20/12	0.50%	(247,310)	—	(242,935)
Morgan Stanley:
Citigroup	2,700	3.093%	12/20/12	0.80%	(211,119)	—	(208,599)
Dow Jones CDX IG-9 5 Year Index 30-100%	14,584	4.02%	12/20/12	0.72%	138,961	—	151,212
Dynegy Holdings	2,500	10.468%	6/20/09	1.05%	(90,030)	—	(86,967)
Ford Motor Credit	5,000	16.976%	9/20/10	4.05%	(875,183)	—	(851,558)
General Electric	10,000	4.08%	12/20/13	4.15%	48,577	—	96,993
General Motors	1,700	88.252%	6/20/13	5.00%	(1,356,929)	(323,000)	(1,024,012)
MetLife	4,000	5.662%	3/20/13	2.05%	(476,099)	—	(466,533)
Republic of Indonesia	2,600	3.969%	3/20/09	0.46%	(12,323)	—	(10,928)
Ukraine	2,600	35.745%	3/20/09	0.66%	(120,380)	—	(114,040)
					$(35,015,818)	$(19,013,249)	$(14,643,763)

* Issuer went into default during current period.

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund received $3,000,000 par value in U.S. Treasury Bills and $1,790,000 in cash as collateral for derivative contracts.

(3)  Forward foreign currency contracts outstanding at January 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2009	(Depreciation)
Purchased:
366,440 Brazilian Real settling 2/3/09	Barclays Bank	$152,669	$157,727	$5,058
77,984 Brazilian Real settling 2/3/09	JPMorgan Chase	32,265	33,567	1,302
5,707,960 Chinese Yuan Renminbi settling 5/6/09	Barclays Bank	824,611	824,705	94
3,220,155 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	489,588	479,492	(10,096)
2,757,800 Chinese Yuan Renminbi settling 9/8/09	Citigroup	400,000	394,498	(5,502)
6,427,284 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	996,000	922,994	(73,006)
6,978,320 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	1,070,000	985,067	(84,933)
3,950,000 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	579,349	567,242	(12,107)
200,000 British Pound settling 2/26/09	Morgan Stanley	291,696	288,245	(3,451)
2,523,005 Mexican Peso settling 5/19/09	Barclays Bank	179,000	172,060	(6,940)
3,226,815 Mexican Peso settling 5/19/09	Citigroup	295,685	220,057	(75,628)
36,170 Malaysian Ringgit settling 2/12/09	Barclays Bank	10,203	10,022	(181)
4,700,000 Philippines Peso settling 2/6/09	Barclays Bank	104,695	99,192	(5,503)
2,300,000 Philippines Peso settling 2/6/09	Deutsche Bank	51,942	48,541	(3,401)
7,544,000 Philippines Peso settling 2/6/09	HSBC Bank USA	162,813	159,214	(3,599)
7,936,000 Philippines Peso settling 2/6/09	JPMorgan Chase	174,860	167,488	(7,372)
1,200,000 Philippines Peso settling 12/24/10	Lehman Brothers	26,810	25,333	(1,477)
8,100,000 Philippines Peso settling 2/6/09	Morgan Stanley	181,560	170,949	(10,611)
1,700,000 Philippines Peso settling 2/6/09	Royal Bank of Scotland PLC	38,375	35,878	(2,497)
1,198,539 Polish Zloty settling 5/6/09	HSBC Bank USA	531,079	342,499	(188,580)
74,257,500 Russian Ruble settling 5/6/09	Royal Bank of Scotland PLC	3,041,782	1,909,320	(1,132,462)
469,696 Singapore Dollar settling 7/30/09	Citigroup	320,000	310,987	(9,013)
413,861 Singapore Dollar settling 7/30/09	JPMorgan Chase	274,753	274,019	(734)
1,356,827 Singapore Dollar settling 4/14/09	Royal Bank of Scotland PLC	920,195	897,789	(22,406)
Sold:
402,000 Australian Dollar settling 2/13/09	Citigroup	271,942	255,431	16,511
366,440 Brazilian Real settling 2/3/09	Barclays Bank	164,989	157,727	7,262
77,984 Brazilian Real settling 2/3/09	JPMorgan Chase	33,669	33,567	102
28,673,150 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	4,070,000	4,117,625	(47,625)
368,369 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	52,699	52,694	5
11,249,000 Euro settling 2/12/09	JPMorgan Chase & Co.	15,370,719	14,413,487	957,232
2,214,000 British Pound settling 2/26/09	Deutsche Bank	3,356,424	3,190,867	165,557
362,000 British Pound settling 2/26/09	JPMorgan Chase & Co.	506,661	521,723	(15,062)
4,865,929 Mexican Peso settling 5/19/09	Barclays Bank	354,073	331,839	22,234
36,170 Malaysian Ringgit settling 2/12/09	Barclays Bank	10,217	10,022	195
36,170 Malaysian Ringgit settling 8/12/09	Barclays Bank	10,136	10,023	113
32,280,000 Philippines Peso settling 2/6/09	Deutsche Bank	669,710	681,262	(11,552)
1,200,000 Philippines Peso settling 12/24/10	Lehman Brothers	24,829	25,332	(503)
1,160,200 Polish Zloty settling 5/6/09	Deutsche Bank	409,675	331,543	78,132
38,339 Polish Zloty settling 5/6/09	HSBC Bank USA	12,895	10,956	1,939
28,390,900 Russian Ruble settling 5/6/09	Barclays Bank	847,750	729,991	117,759
45,866,600 Russian Ruble settling 5/6/09	HSBC Bank USA	1,690,000	1,179,329	510,671
2,200,614 Singapore Dollar settling 4/14/09	Citigroup	1,450,923	1,456,109	(5,186)
				$144,739

(4)  Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Barclays Bank	0.90%	1/26/09	2/26/09	$1,293,226	$1,293,000

Collateral for open reverse repurchase agreements at January 31, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value
Barclays Bank	CIT Group, Inc.	1.399%	4/27/11	$2,000,000	$1,577,176

Fair Value Measurements–Effective November 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                                Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.

•                                Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•                                Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,869,450	$7,103,461
Level 2 - Other Significant Observable Inputs	592,509,164	(13,726,908)
Level 3 - Significant Unobservable Inputs	2,295,935	228,314
Total	$600,674,549	$(6,395,133)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at January 31, 2009, were as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 10/31/08	$(149,000)	$215,460
Net purchases (sales) and settlements	3,697	(110,012)
Accrued discounts (premiums)	(3,131)	—
Total realized gain (loss)	80,273	—
Total change in unrealized gain (loss)	(94,209)	122,866
Transfers in and/or out of Level 3	2,458,305	—
Ending balance, 1/31/09	$2,295,935	$228,314

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2009